REGULATORY CAPITAL REQUIREMENTS (Tables)	12 Months Ended
Sep. 30, 2014
REGULATORY CAPITAL REQUIREMENTS
Schedule of minimum total risk-based, Tier I risk-based and Tier I leverage ratios to be maintained for bank to be categorized as "well capitalized"

					To be Categorized as
					“Well Capitalized”
					under Prompt
			For Capital		Corrective Action
	Actual		Adequacy Purposes		Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of September 30, 2014:
Tangible capital (to total assets)	$133,356	9.70%	$20,631	1.50%	N/A	N/A
Total risk-based capital (to risk-weighted assets)	147,048	13.46%	87,415	8.00%	$109,269	10.00%
Tier I risk-based capital (to risk-weighted assets)	133,356	12.20%	N/A	N/A	65,561	6.00%
Tier I leverage capital (to average assets)	133,356	9.70%	55,016	4.00%	68,770	5.00%

As of September 30, 2013:
Tangible capital (to total assets)	$127,757	10.05%	$19,064	1.50%	N/A	N/A
Total risk-based capital (to risk-weighted assets)	140,336	14.03%	80,016	8.00%	$100,020	10.00%
Tier I risk-based capital (to risk-weighted assets)	127,757	12.77%	N/A	N/A	60,012	6.00%
Tier I leverage capital (to average assets)	127,757	10.05%	50,838	4.00%	63,547	5.00%

Schedule of reconciliation of Tier I stockholders' equity and regulatory risk-based capital

A reconciliation of the Bank’s Tier I stockholders’ equity and regulatory risk-based capital at September 30, 2014 follows:

(In thousands)
Tier I stockholders’ equity	$137,273
Deduct:
Intangible assets	(3,939)
Disallowed servicing rights	(4)
Add:
Unrealized losses on available-for-sale securities	26
Tangible capital	133,356
Add:
General valuation allowances	13,692
Total risk-based capital	$147,048